BUSINESS ACQUISITIONS	9 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS ACQUISITIONS

NOTE 4 – BUSINESS ACQUISITIONS

Optilan India PV,TLtd and Optilan Communication & Security Systems, Ltd.

On September 11, 2024, the Company closed a sale agreement with COLIN HARDMAN, CHRISTOPHER ALLEN AND GREGORY ANDREW PALFREY as Joint Liquidators, Optilan (UK) Limited incorporated and registered in England and Wales acting by the Joint Liquidators (Seller), purchasing the right, title and interest of shares in Optilan India, PVT located in Kilpauk, Chennai India and Optilan Communication & Security Systems, Ltd located in Ankara, Turkey along with the applicable intellectual property rights including the following software; (a) the accounting systems ; (b) customer resource management; and (c) the user interface for sensor systems. (2) The “Optilan.com” domain name and continued use of the “@optilan.com” email accounts. The Company agreed to pay $65,000 USD for both companies and the intellectual property rights.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective fair values. The excess of the consideration transferred over the estimated fair values of the net assets acquired was recorded as goodwill. The following table summarizes the acquired assets and assumed liabilities for the fair value of the assets and liabilities recognized at the date of acquisition:

Consideration
Property, Plant & Equipment	$22,100
Shares	42,900
Purchase price	$65,000

The allocation of the total purchase price to the tangible and intangible assets acquired and liabilities assumed by DarkPulse based on the estimated fair values as of September 11, 2024 was as follows:

(Amounts in US$’s)	Amounts Recognized as of Acquisition Date	Measurement Period Adjustments	Fair Value
Cash	$1,637	$–	$1,637
Accounts receivable	128,392	–	128,392
Other current assets	89,082	–	89,082
Property & equipment	35,595	–	35,595
Goodwill	181,478	–	181,478
Total assets	436,184	–	436,184
Assumed liabilities	371,184	–	371184
Non-controlling interest	–	–	–
Total Consideration for 100% of equity interests	$65,000	$–	$65,000